Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005450 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005450 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005450 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005450 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005450 | Visa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005450 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005450 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005450 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005450 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005450 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005450 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005450 | Payments
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005450 | Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005450 | Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005450 | Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005450 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005450 | Life & Health
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005450 | Alternative Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005450 | Traditional Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005450 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000177205 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177205 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177205 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177205 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177205 | Visa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177205 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177205 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177205 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177205 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177205 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177205 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000177205 | Payments
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000177205 | Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177205 | Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177205 | Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177205 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177205 | Life & Health
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177205 | Alternative Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177205 | Traditional Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177205 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	27.30%